Note 5 - Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

6. Inventory

Inventory consists of the following:

	March 31, 2015	December 31, 2014
Finished goods	$631,616	$669,706
Work in process	70,329	58,666
	$701,945	$728,372

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on our weighted-average purchase price and include both the costs of acquisition and the shipping costs in our inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value. We did not record a write-down of inventory during the three months ended March 31, 2015.

5. Inventory Inventory consists of the following:
	December 31, 2014	December 31, 2013
Finished goods	$669,706	$654,970
Work in process	58,666	131,666
	$728,372	$786,636